Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Bad debt expense	$ 6,084	$ 2,271	$ 2,271
Recovery of bad debt			$ 0	$ 0
Valuation allowance percentage			100.00%
Two Customers [Member]
Concentration risk, percentage			10.00%	10.00%